Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Short-Term and Long-Term Investments
The carrying value of short-term and long-term investments consists of the following:

	As of December 31,
	2011	2010
In millions
Equity method investments	$25.8	$46.1
Equity investments at cost	12.5	23.1
Items measured at fair value on a recurring basis	16.2	41.1
Time deposits	0.3	0.1
Total investments	54.8	110.4
Less: short-term investments	0.3	0.1
Non-current investments	$54.5	$110.3